Commitments and Contingencies (Detail 1) - USD ($)	Mar. 31, 2016	Dec. 31, 2015
Liabilities for Guarantees on Long-Duration Contracts [Line Items]
2016	$ 2,200,000	$ 2,200,000
Less: discount to present value	(71,166)	(123,233)
Guaranteed payments, net of discount	$ 2,128,834	$ 2,076,767